Document and Entity Information	Sep. 25, 2025
Document Information [Line Items]
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	Sep. 18, 2025
Document Type	8-K
City Area Code	713
Local Phone Number	836.4000
Entity Registrant Name	Weatherford International plc
Document Type	8-K
Document Period End Date	Sep. 18, 2025
Entity Incorporation, State or Country Code	L2
Entity File Number	001-36504
Entity Tax Identification Number	98-0606750
Entity Address, Address Line One	2000 St. James Place,
Entity Address, City or Town	Houston,
Entity Address, State	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	836.4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001603923
Amendment Flag	false